Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Grant revenue	$ 0	$ 3,553
Operating expenses:
Research and development	22,919	23,313
General and administrative	10,925	12,643
Total operating expenses	33,844	35,956
Operating loss	(33,844)	(32,403)
Other income (expense)
Interest income	972	439
Interest expense	(2,919)	(2,251)
Other income (expense), net	(26)	(574)
Change in fair value of earn-out liability	6	12,124
Total other income (expense)	(1,967)	9,738
Net loss	(35,811)	(22,665)
Comprehensive loss:
Net loss	(35,811)	(22,665)
Other comprehensive income (loss)	18	(18)
Comprehensive loss:	$ (35,793)	$ (22,683)
Net income (loss) per share attributable to common shareholders:
Net income per share - Basic	$ (16.37)	$ (13.76)
Net income per share - diluted	$ (16.37)	$ (13.76)
Weighted-average common shares outstanding:
Weighted average common shares outstanding - basic	2,186,954	1,647,183
Weighted average common shares outstanding - diluted	2,186,954	1,647,183